INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of inventory components

	2022	2021

Finished goods	4,094.0	3,626.7
Work in progress	845.7	672.5
Raw materials and consumables	6,798.3	5,306.2
Spare parts and others	986.9	906.8
Prepayments	358.3	645.9
Impairment losses	(160.2)	(157.8)
Total	12,923.0	11,000.3

Schedule of changes in impairment losses on inventory

	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

	Balance as of December 31, 2021	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2022

Provision for disputes and litigation
Taxes on sales	218.6	-	157.6	(85.8)	(43.3)	247.1
Labor	124.2	(4.6)	194.2	(162.0)	(19.7)	132.1
Civil	252.9	(17.5)	312.7	(196.6)	(15.6)	335.9
Other taxes	163.0	(8.1)	60.1	(7.2)	(15.0)	192.8
Total provision for disputes and litigation	758.7	(30.2)	724.6	(451.6)	(93.6)	907.9

Restructuring	17.4	(2.0)	-	(3.6)	-	11.8

Total provisions	776.1	(32.2)	724.6	(455.2)	(93.6)	919.7

Inventory Provision [Member]
IfrsStatementLineItems [Line Items]
Schedule of changes in impairment losses on inventory

At December 31, 2020	(141.1)
Effects of movements in foreign exchange in the balance sheet	(2.0)
Provisions	(191.6)
Write-off	176.9
At December 31, 2021	(157.8)
Effects of movements in foreign exchange in the balance sheet	17.8
Provisions	(305.8)
Write-off	285.6
At December 31, 2022	(160.2)